Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule Of Finance And Operating Lease Assets And Lease Liabilities
Finance and operating lease assets and lease liabilities are as follows:

		September 30,	December 31,
Lease Classification	Classification	2023	2022
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,327	2,454
Finance	Long-term assets	49	96

Total right-of-use assets		$2,377	$2,551

Liabilities
Current
Operating	Short-term lease liability	$225	$205
Finance	Short-term lease liability	6	377
Noncurrent
Operating	Long-term lease liability	2,167	2,300
Finance	Long-term lease liability	94	98

Total lease liabilities		$2,492	$2,980

Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	December 31, 2022	December 31, 2021
Assets
Current
Operating	Current assets	$—	$60
Finance	Current assets	1	20
Long-term
Operating	Long-term assets	2,454	1,289
Finance	Long-term assets	96	241

Total right-of-use assets		$2,551	$1,610

Liabilities
Current
Operating	Short-term lease liability	$205	$—
Finance	Short-term lease liability	377	—
Noncurrent
Operating	Long-term lease liability	2,300	1,209
Finance	Long-term lease liability	98	433

Total lease liabilities		$2,980	$1,642

Schedule Of Lease Expense
The components of lease expense were as follows:

	Three Months Ended		Nine Months Ended
	Sep 30,	Sep 30,	Sep 30,	Sep 30,
	2023	2022	2023	2022
Operating lease expense	$112	$104	$328	$203
Finance lease expense
Amortization on ROU assets	7	48	48	94
Interest on lease liabilities	1	15	13	29
Short-term lease expense	15	25	45	49

Total lease expense	$135	$192	$434	$375

The components of lease expense were as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Operating lease expense	$412	$30
Finance lease expense
Amortization on ROU assets	192	151
Interest on lease liabilities	59	46
Short-term lease expense	86	54

Total lease expense	$749	$281

Schedule Of Other Information Related To Leases
Other information related to leases was as follows:

	Nine Months Ended	Nine Months Ended
	Sep 30, 2023	Sep 30, 2022
Weighted average remaining lease term (in years)
Operating leases	8.1	9.1
Finance leases	2.2	1.0
Weighted average discount rate:
Operating leases	8.1%	8.0%
Finance lease	4.6%	12.7%

	Three Months Ended		Nine Months Ended
	Sep 30, 2023	Sep 30, 2022	Sep 30, 2023	Sep 30, 2022
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$107	$56	$316	$143
Operating cash flows from finance leases	$2	$11	$14	$34
ROU assets obtained in exchange for lease obligations
Operating leases	$—	$—	$55	$1,375
Finance lease	$—	$—	$—	$47

Other information related to leases was as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Weighted average remaining lease term (in years)
Operating leases	8.8	9.9
Finance leases	0.8	1.6
Weighted average discount rate:
Operating leases	8.0%	7.0%
Finance lease	12.7%	13.6%

	Year Ended
	December 31, 2022	December 31, 2021
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$222	$170
Operating cash flows from finance leases	$45	$32
ROU assets obtained in exchange for lease obligations
Operating leases	$1,375	$1,306
Finance lease	$47	$338

Schedule Of Future Minimum Lease Payments Under Non-Cancellable Leases
Future minimum lease payments under
non-cancellable
leases as of September 30, 2023 were as follows:

Year	Operating Leases	Finance Leases
Remainder of 2023	$107	$2
2024	402	10
2025	371	32
2026	367	65
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,291	109
Less: imputed interest	(899)	(10)

Total	2,392	99
Plus: lease asset, current	—	1
Less: lease liability, current	(225)	(6)

Total long-term lease liability	$2,167	$94

Future minimum lease payments under
non-cancellable
leases as of December 31, 2022 were as follows:

Year	Operating Leases	Finance Leases
2023	$398	$390
2024	371	10
2025	366	32
2026	367	66
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,546	498
Less: imputed interest	(1,041)	(23)

Total	2,505	475
Plus: lease asset, current	—	—
Less: lease liability, current	(205)	(377)

Total long-term lease liability	$2,300	$98